UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

FORM N-Q

AUGUST 31, 2011

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	August 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 16.7%
Internet & Catalog Retail - 4.7%
Amazon.com Inc.	179,393	$38,621,519	*

Media - 4.9%
Comcast Corp., Special Class A Shares	958,520	20,282,283
Walt Disney Co.	593,110	20,201,327

Total Media		40,483,610

Specialty Retail - 5.5%
Bed Bath & Beyond Inc.	386,590	21,981,507	*
Home Depot Inc.	689,730	23,023,188

Total Specialty Retail		45,004,695

Textiles, Apparel & Luxury Goods - 1.6%
NIKE Inc., Class B Shares	150,650	13,053,822

TOTAL CONSUMER DISCRETIONARY		137,163,646

CONSUMER STAPLES - 13.0%
Beverages - 8.2%
Anheuser-Busch InBev NV, ADR	372,310	20,573,851
Coca-Cola Co.	373,310	26,299,689
PepsiCo Inc.	316,937	20,420,251

Total Beverages		67,293,791

Food & Staples Retailing - 2.9%
CVS Caremark Corp.	673,939	24,201,149

Household Products - 1.9%
Procter & Gamble Co.	240,570	15,319,498

TOTAL CONSUMER STAPLES		106,814,438

ENERGY - 8.2%
Energy Equipment & Services - 5.4%
Cameron International Corp.	250,620	13,022,215	*
Halliburton Co.	188,860	8,379,718
Schlumberger Ltd.	292,270	22,832,133

Total Energy Equipment & Services		44,234,066

Oil, Gas & Consumable Fuels - 2.8%
Apache Corp.	226,790	23,375,245

TOTAL ENERGY		67,609,311

FINANCIALS - 7.6%
Capital Markets - 4.4%
BlackRock Inc.	139,330	22,954,618
Charles Schwab Corp.	1,080,840	13,326,757

Total Capital Markets		36,281,375

Diversified Financial Services - 3.2%
CME Group Inc.	49,190	13,139,633
Nasdaq OMX Group Inc.	555,760	13,165,954	*

Total Diversified Financial Services		26,305,587

TOTAL FINANCIALS		62,586,962

HEALTH CARE - 14.7%
Biotechnology - 8.9%
Amgen Inc.	322,380	17,861,464
Biogen Idec Inc.	261,820	24,663,444	*
Celgene Corp.	441,540	26,258,384	*
Human Genome Sciences Inc.	331,700	4,268,979	*

Total Biotechnology		73,052,271

Health Care Equipment & Supplies - 2.6%
Thermo Fisher Scientific Inc.	392,782	21,575,515	*

Pharmaceuticals - 3.2%
Johnson & Johnson	404,960	26,646,368

TOTAL HEALTH CARE		121,274,154

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	August 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.9%
Air Freight & Logistics - 2.1%
United Parcel Service Inc., Class B Shares	255,290	$17,203,993

Industrial Conglomerates - 2.7%
General Electric Co.	1,374,270	22,414,344

Machinery - 3.1%
Deere & Co.	109,480	8,848,174
Eaton Corp.	373,870	16,057,716

Total Machinery		24,905,890

TOTAL INDUSTRIALS		64,524,227

INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 5.2%
Cisco Systems Inc.	1,203,770	18,875,113
Juniper Networks Inc.	668,290	13,987,310	*
QUALCOMM Inc.	201,850	10,387,201

Total Communications Equipment		43,249,624

Computers & Peripherals - 2.2%
Apple Inc.	21,850	8,408,536	*
NetApp Inc.	249,225	9,375,844	*

Total Computers & Peripherals		17,784,380

Internet Software & Services - 8.3%
Akamai Technologies Inc.	438,459	9,619,790	*
eBay Inc.	937,480	28,940,008	*
Google Inc., Class A Shares	55,828	30,200,715	*

Total Internet Software & Services		68,760,513

IT Services - 3.4%
Visa Inc., Class A Shares	318,924	28,027,041

Semiconductors & Semiconductor Equipment - 3.7%
Broadcom Corp., Class A Shares	329,040	11,730,276	*
Texas Instruments Inc.	708,591	18,572,170

Total Semiconductors & Semiconductor Equipment		30,302,446

Software - 6.5%
Intuit Inc.	287,160	14,165,603	*
Microsoft Corp.	856,660	22,787,156
Oracle Corp.	579,581	16,268,839

Total Software		53,221,598

TOTAL INFORMATION TECHNOLOGY		241,345,602

MATERIALS - 2.8%
Chemicals - 2.8%
Monsanto Co.	332,813	22,940,800

TOTAL INVESTMENTS - 100.2% (Cost - $668,844,354#)		824,259,140
Liabilities in Excess of Other Assets - (0.2)%		(1,359,174)

TOTAL NET ASSETS - 100.0%		$822,899,966

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$824,259,140	—	—	$824,259,140

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian,

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Notes to Schedule of Investments (unaudited) (continued)

acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$180,568,092
Gross unrealized depreciation	(25,153,306)

Net unrealized appreciation	$155,414,786

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2011, the Fund did not invest in any derivative instruments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 27, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 27, 2011